INCOME TAXES - Summary of current and deferred components of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax (expense) benefits	¥ 14,578		¥ (16,441)	¥ 0
Deferred tax (expense) benefits	20,041		(516)	(2,616)
Income tax (expense) benefits	¥ 34,619	$ 5,306	¥ (16,957)	¥ (2,616)